Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Ailefu [Member]
Related Party Transactions (Details) [Line Items]
Security deposit	$ 14,300
Transactions amount	613,585
Purchased raw materials	793,744
Accounts Payable	132,136
Fushishenye [Member]
Related Party Transactions (Details) [Line Items]
Advance paid	671,200
Rayak Tech [Member]
Related Party Transactions (Details) [Line Items]
Accounts Payable	564,868
Related party transaction, collections	932,285
Related party transaction, disbursed	417,934
Accounts Receivable, Sale	2,030,478
Outstanding accounts receivable balance	3,178,800
Shengling Xiang [Member]
Related Party Transactions (Details) [Line Items]
Accounts Payable	0	$ 333,840
Outstanding balance	333,840	349,737
Outstanding payable		333,840
Weidi [Member]
Related Party Transactions (Details) [Line Items]
Accounts receivable	7,874,134	11,374,390
Weidi [Member]
Related Party Transactions (Details) [Line Items]
Transactions amount	4,035,487	7,255,413
Accounts Payable	1,212,020	3,176,325
Outstanding payable	$ 1,212,020	$ 3,176,325